SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2020
SUPPLIER CONCENTRATION
6. SUPPLIER CONCENTRATION
Purchases from our top ten suppliers comprised 85%, 83
%,
and 84% of all purchases made in 2020, 2019
,
and 2018, respectively. Our largest supplier, Carrier and its affiliates, accounted for 63%, 62
%,
and 62% of all purchases made in 2020, 2019
,
and 2018, respectively. See Note 20. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.